Expected Credit Losses (Tables)	12 Months Ended
Dec. 31, 2022
Expected Credit Losses [Abstract]
Schedule of composition
	2022	2021	2020
	MCh$	MCh$	MCh$

Expense of allowances established for credit risk	418,416	93,710	520,307
Expense of provisions for contingent loans	51,445	(5,132)	73,210
Recovery of written-off credits	(65,740)	(70,407)	(41,759)
Impairments for credit risk from financial assets at fair value through other comprehensive income	8,009	1,001	(4,652)
Total	412,130	19,172	547,106

Schedule of expense of provisions constituted for credit risk and expense for credit losses
	Expense of provisions constituted in the year
	Evaluation
As of December 31, 2022	Individual	Group	Total
	MCh$	MCh$	MCh$
Loans and advances to Banks
Allowances established	1,792	—	1,792
Allowances released	—	—	—
Subtotal	1,792	—	1,792
Commercial loans
Allowances established	23,542	67,256	90,798
Allowances released	—	—	—
Subtotal	23,542	67,256	90,798
Residential mortgage loans
Allowances established	—	22,706	22,706
Allowances released	—	—	—
Subtotal	—	22,706	22,706
Consumer loans
Allowances established	—	303,120	303,120
Allowances released	—	—	—
Subtotal	—	303,120	303,120
Expense of allowances established for credit risk	25,334	393,082	418,416

Contingent loans
Loans and advances to Banks
Commercial loans			30,645
Consumer loans			20,800
Expenses of provisions for contingent loans			51,445

Impairments for credit risk from financial assets at fair value through other comprehensive income			8,009

Recovery of written-off credits
Loans and advances to Banks			—
Commercial loans			(26,554)
Residential mortgage loans			(10,481)
Consumer loans			(28,705)
Subtotal			(65,740)
Total Expected Credit Losses			412,130

	Expense of provisions constituted in the year
	Evaluation
As of December 31, 2021	Individual	Group	Total
	MCh$	MCh$	MCh$
Loans and advances to Banks
Allowances established	—	—	—
Allowances released	(377)	—	(377)
Subtotal	(377)	—	(377)
Commercial loans
Allowances established	—	50,433	50,433
Allowances released	(113,370)	—	(113,370)
Subtotal	(113,370)	50,433	(62,937)
Residential mortgage loans
Allowances established	—	15,046	15,046
Allowances released	—	—	—
Subtotal	—	15,046	15,046
Consumer loans
Allowances established	—	141,978	141,978
Allowances released	—	—	—
Subtotal	—	141,978	141,978
Expense of allowances established for credit risk	(113,747)	207,457	93,710

Contingent loans
Loans and advances to Banks			—
Commercial loans			3,784
Consumer loans			(8,916)
Expenses of provisions for contingent loans			(5,132)

Impairments for credit risk from financial assets at fair value through other comprehensive income			1,001

Recovery of written-off credits
Loans and advances to Banks			—
Commercial loans			(15,480)
Residential mortgage loans			(7,922)
Consumer loans			(47,005)
Subtotal			(70,407)
Total Expected Credit Losses			19,172

	Expense of provisions constituted in the year
As of December 31, 2020	Evaluation
	Individual	Group	Total
	MCh$	MCh$	MCh$
Loans and advances to Banks
Allowances established	348	—	348
Allowances released	—	—	—
Subtotal	348	—	348
Commercial loans
Allowances established	207,611	88,278	295,889
Allowances released	—	—	—
Subtotal	207,611	88,278	295,889
Residential mortgage loans
Allowances established	—	4,607	4,607
Allowances released	—	—	—
Subtotal	—	4,607	4,607
Consumer loans
Allowances established	—	219,463	219,463
Allowances released	—	—	—
Subtotal	—	219,463	219,463
Expense of allowances established for credit risk	207,959	312,348	520,307

Contingent loans
Loans and advances to Banks			—
Commercial loans			11,664
Consumer loans			61,546
Expenses of provisions for contingent loans			73,210

Impairments for credit risk from financial assets at fair value through other comprehensive income			(4,652)

Recovery of written-off credits
Loans and advances to Banks			—
Commercial loans			(8,599)
Residential mortgage loans			(3,377)
Consumer loans			(29,783)
Subtotal			(41,759)
Total Expected Credit Losses			547,106